                              PROSPECTUS SUPPLEMENT
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                              SEPARATE ACCOUNT KGC
                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1997

                                       ***

The Total Annual Portfolio Charges for the Global Income Portfolio on page P-3 of the Profile, Column B, is changed from 0.95% to 1.05%.

The Total Annual Portfolio Charges for the Blue Chip Portfolio on page P-3 of the Profile, Column B, is changed from 1.05% to 0.95%.

                                       ***

Effective for all Contracts issued on or after July 18, any portion of an initial net payment (or a subsequent net payment received during the Contract's first fifteen days) allocated to a Sub-Account or to a Guarantee Period Account will be invested as requested and will not be held in the Money Market Portfolio
for the Contract's first fifteen days.   As such, the second and third sentences
of the third paragraph under "A. PAYMENTS" are deleted.


Supplement dated July 9, 1997